Note 2 - Summary of significant accounting policies: Research and development (Policies)	12 Months Ended
Dec. 31, 2025
Policies
Research and development

Research and development expenses

Research and development expenses include salaries and other compensation-related expenses to the Company’s research and product development personnel, and related expenses for the Company’s research and product development team.